Commitments and Contingencies as Restated - Additional Information (Details) $ in Millions	1 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2021 ft²
Capital Commitments [Abstract]
Former employee damages demand | $	$ 3.0
Area of lease manufacturing facility in Raritan, New Jersey | ft²		106,000